Investments in Associates	9 Months Ended
Sep. 30, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in Associates	INVESTMENTS IN ASSOCIATES
A.The investments in associates as of September 30, 2024 and December 31, 2023 were as follows:

	Percentage of investment	September 30, 2024		December 31, 2023
Sierrita Gas Pipeline LLC	35.00%	Ps.	927,670	Ps.	879,616
Frontera Brownsville, LLC	50.00%	403,991		354,691
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.	40.00%	292,086		74,529
Texas Frontera, LLC	50.00%	233,597		178,421
Other, net	Various	211,372		183,898
CH4 Energía, S. A. de C.V.	50.00%	171,911		183,648
		Ps.	2,240,627	Ps.	1,854,803

Profit sharing in associates:

	Nine-month periods ended September 30,
	2024		2023
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	Ps.	217,558	Ps.	39,224
Sierrita Gas Pipeline LLC	87,608		117,552
Other, net	60,224		68,493
Texas Frontera, LLC	31,544		51,904
CH4 Energía S.A. de C.V.	28,264		34,275
Ductos el Peninsular, S. A. P. I. de C. V.	1,024		—
Frontera Brownsville, LLC	(4,383)		8,728
Profit sharing in associates	Ps.	421,839	Ps.	320,176

	Three-month periods ended September 30,
	2024		2023
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	65,480		17,968
Sierrita Gas Pipeline LLC	45,516		88,799
Other, net	25,517		22,365
Texas Frontera, LLC	14,240		20,665
CH4 Energía, S.A. de C.V.	6,823		11,305
Ductos el Peninsular, S. A. P. I. de C. V.	—		—
Frontera Brownsville, LLC	(953)		7,105
Profit sharing in associates	Ps.	156,623	Ps.	168,207

B.    Additional information about the significant investments in associates is presented below:

•Sierrita Gas Pipeline LLC. This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•Frontera Brownsville, LLC. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•Texas Frontera, LLC. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50.00% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has 7 tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•CH4 Energía, S.A. de C.V. This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.
•Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V. (previously Administración Portuaria Integral de Dos Bocas, S.A. de C.V.). This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.